Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 130,743	$ 107,311
Time deposits - Short term	1,500	0
Accounts receivable	6,540	4,530
Assets held for sale	31,995	0
Due from Manager	946	0
Inventories	5,167	11,185
Accrued revenue	87	212
Restricted cash	64,505	10,939
Prepaid expenses and other current assets	1,679	1,715
Total current assets	243,162	135,892
FIXED ASSETS:
Vessels, net	988,161	960,423
Advances for vessel acquisitions and vessels under construction	68,356	74,243
Total fixed assets	1,056,517	1,034,666
OTHER NON CURRENT ASSETS:
Deferred financing costs	1,016	701
Restricted cash	7,837	4,263
Derivative assets	181	455
Accrued revenue	918	452
Total assets	1,309,631	1,176,429
CURRENT LIABILITIES:
Current portion of long-term debt, net	77,467	15,732
Liability directly associated with assets held for sale, net	16,724	0
Unearned revenue	1,956	3,599
Trade accounts payable	5,277	3,014
Accrued liabilities	3,984	4,467
Derivative liabilities	318	493
Due to Manager	0	24
Total current liabilities	105,726	27,329
Derivatives liabities - Long-term	360	1,065
Long-term debt, net	569,399	447,936
Total liabilities	$ 675,485	$ 476,330
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 83,450,266 and 83,486,194 issued and outstanding at December 31, 2014 and 2015, respectively	$ 83	$ 83
Preferred stock, $0.01 par value; 20,000,000 authorized, 1,569,526 Series B Preferred Shares and 1,600,000 Series B Preferred Shares, 2,300,000 Series C Preferred Shares, 3,200,000 Series D Preferred Shares, issued and outstanding at December 31, 2014 and 2015, respectively	71	71
Additional paid in capital	369,731	370,201
Retained earnings	264,261	329,744
Total shareholders' equity	634,146	700,099
Total liabilities and shareholders' equity	$ 1,309,631	$ 1,176,429